Ordinary Shares - Schedule of Ordinary Shares Reserved For Future Issuance On An As-converted Basis (Details) - shares	Dec. 31, 2023	Mar. 31, 2023
Conversion of outstanding redeemable convertible instruments
Class of Stock [Line Items]
Ordinary shares reserved for future issuance	40,317	25,743,890
Warrants
Class of Stock [Line Items]
Ordinary shares reserved for future issuance	20,762,635
Remaining shares available for future issuance under the Company's equity incentive plan
Class of Stock [Line Items]
Ordinary shares reserved for future issuance	9,903,480